Financial and other non-current assets - Other Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plans	$ 155	$ 137
Prepaid post-employment benefit plans	25	24
Other non-current assets	54	50
Total other non-current assets	$ 234	$ 211